Shareholder Report, Holdings (Details)	May 31, 2025
Columbia Quality Income Fund - Class A | Uniform Mortgage-Backed Security TBA 06/13/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Quality Income Fund - Class A | Uniform Mortgage-Backed Security TBA 06/12/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Quality Income Fund - Class A | Government National Mortgage Association TBA 06/20/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Quality Income Fund - Class A | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Class A | Uniform Mortgage-Backed Security TBA 06/18/2040 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Class A | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Class A | Uniform Mortgage-Backed Security TBA 06/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Quality Income Fund - Class A | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Class A | Uniform Mortgage-Backed Security TBA 06/13/2054 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Class A | Federal Home Loan Mortgage Corp. 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Class A | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Quality Income Fund - Class A | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
Columbia Quality Income Fund - Class A | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Quality Income Fund - Class A | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Quality Income Fund - Class A | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Class A | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Class A | C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Quality Income Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
Columbia Quality Income Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Quality Income Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Quality Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Quality Income Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member] [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Quality Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Quality Income Fund - Class C | Uniform Mortgage-Backed Security TBA 06/13/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Quality Income Fund - Class C | Uniform Mortgage-Backed Security TBA 06/12/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Quality Income Fund - Class C | Government National Mortgage Association TBA 06/20/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Quality Income Fund - Class C | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Class C | Uniform Mortgage-Backed Security TBA 06/18/2040 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Class C | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Class C | Uniform Mortgage-Backed Security TBA 06/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Quality Income Fund - Class C | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Class C | Uniform Mortgage-Backed Security TBA 06/13/2054 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Class C | Federal Home Loan Mortgage Corp. 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Class C | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Quality Income Fund - Class C | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
Columbia Quality Income Fund - Class C | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Quality Income Fund - Class C | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Quality Income Fund - Class C | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Class C | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Class C | C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Quality Income Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
Columbia Quality Income Fund - Class C | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Quality Income Fund - Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Quality Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Quality Income Fund - Class C | Commercial Mortgage-Backed Securities - Non-Agency [Member] [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Quality Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Quality Income Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 06/13/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Quality Income Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 06/12/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Quality Income Fund - Institutional Class | Government National Mortgage Association TBA 06/20/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Quality Income Fund - Institutional Class | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 06/18/2040 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Institutional Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 06/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Quality Income Fund - Institutional Class | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 06/13/2054 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Institutional Class | Federal Home Loan Mortgage Corp. 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Institutional Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Quality Income Fund - Institutional Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
Columbia Quality Income Fund - Institutional Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Quality Income Fund - Institutional Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Quality Income Fund - Institutional Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Institutional Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Institutional Class | C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Quality Income Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
Columbia Quality Income Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Quality Income Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Quality Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Quality Income Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member] [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Quality Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Quality Income Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 06/13/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Quality Income Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 06/12/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Quality Income Fund - Institutional 2 Class | Government National Mortgage Association TBA 06/20/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Quality Income Fund - Institutional 2 Class | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 06/18/2040 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Institutional 2 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 06/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Quality Income Fund - Institutional 2 Class | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 06/13/2054 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Institutional 2 Class | Federal Home Loan Mortgage Corp. 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Institutional 2 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Quality Income Fund - Institutional 2 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
Columbia Quality Income Fund - Institutional 2 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Quality Income Fund - Institutional 2 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Quality Income Fund - Institutional 2 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Institutional 2 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Institutional 2 Class | C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Quality Income Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
Columbia Quality Income Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Quality Income Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Quality Income Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Quality Income Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member] [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Quality Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Quality Income Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 06/13/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Quality Income Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 06/12/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Quality Income Fund - Institutional 3 Class | Government National Mortgage Association TBA 06/20/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Quality Income Fund - Institutional 3 Class | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 06/18/2040 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Quality Income Fund - Institutional 3 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 06/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Quality Income Fund - Institutional 3 Class | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 06/13/2054 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Institutional 3 Class | Federal Home Loan Mortgage Corp. 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Institutional 3 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Quality Income Fund - Institutional 3 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
Columbia Quality Income Fund - Institutional 3 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Quality Income Fund - Institutional 3 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Quality Income Fund - Institutional 3 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Institutional 3 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Institutional 3 Class | C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Quality Income Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
Columbia Quality Income Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Quality Income Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Quality Income Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Quality Income Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member] [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Quality Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%